Commitments and Guarantees - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total future lease payments	$ 140,268	$ 103,034
No Later than One Year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total future lease payments	24,065	15,820
Later than One Year Not Later than Three Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total future lease payments	44,282	26,599
Later than Three Year Not Later than Five Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total future lease payments	34,705	22,584
Later than Five Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total future lease payments	$ 37,216	$ 38,031